INCOME TAX (Details 3) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Deferred tax assets, current
Allowance for doubtful accounts	$ 9,838	$ 6,885
Inventory provision	205	148
Provision for contract loss	917	430
Long-term assets	13	14
Deferred revenue	3,522	5,737
Deferred subsidies	1,020	570
Warranty liabilities	1,322	1,109
Recognition of intangible assets	57	107
Accrued payroll	960	899
Net operating loss carry forward	6,361	5,843
Valuation allowance	(6,307)	(5,796)
Total deferred tax assets, current	17,908	15,946
Deferred tax liabilities, current
Costs and estimated earnings in excess of billings	(16,068)	(12,685)
Recognition of intangible assets	(1,060)	(1,246)
PRC dividend withholding tax	(3,010)	(4,653)
Others	(24)	(36)
Total deferred tax liabilities, current	(20,162)	(18,620)
Net deferred tax assets, current	6,659	3,214
Deferred tax liabilities	8,913	5,888
Deferred tax assets, non-current
Long-term assets	699	522
Deferred subsidies	2,642	1,739
Recognition of intangible assets	(16)	63
Warranty liabilities	874	452
Total deferred tax assets, non-current	4,199	2,776
Deferred tax liabilities, non-current
Share of net gains of equity investees	(1,733)	99
Intangible assets and other non-current assets	(330)	(371)
Total deferred tax liabilities, non-current	(2,063)	(272)
Net deferred tax assets-non-current	2,195	2,581
Net deferred tax liabilities-non-current	$ (59)	$ (77)